PROPERTY, PLANT AND EQUIPMENT, NET - Schedule of Right-of-Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	$ 177,180	$ 200,120
Translation differences	3,432	(2,631)
Additions	33,951	13,850
Disposals / Consumptions	(15,356)	(2,658)
Indexation	8,370	21,626
Depreciation charge	(51,653)	(52,518)
Right-of-use assets, ending balance	155,924	177,180
Transfers		(609)
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	371,561	438,595
Right-of-use assets, ending balance	397,586	371,561
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	(194,381)	(238,475)
Right-of-use assets, ending balance	(241,662)	(194,381)
Land
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	525	347
Translation differences	0	0
Additions	21,481	0
Disposals / Consumptions	(14,105)	0
Indexation	0	194
Depreciation charge	(1,063)	(16)
Right-of-use assets, ending balance	6,838	525
Transfers		0
Land | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	570	376
Right-of-use assets, ending balance	7,543	570
Land | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	(45)	(29)
Right-of-use assets, ending balance	(705)	(45)
Buildings and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	121,312	128,962
Translation differences	2,571	186
Additions	4,161	12,411
Disposals / Consumptions	(1,237)	(144)
Indexation	6,183	14,429
Depreciation charge	(35,398)	(34,532)
Right-of-use assets, ending balance	97,592	121,312
Transfers		0
Buildings and improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	258,797	281,250
Right-of-use assets, ending balance	267,793	258,797
Buildings and improvements | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	(137,485)	(152,288)
Right-of-use assets, ending balance	(170,201)	(137,485)
Production equipment
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	55,297	70,615
Translation differences	855	(2,800)
Additions	8,309	1,439
Disposals / Consumptions	(14)	(2,514)
Indexation	2,187	7,003
Depreciation charge	(15,142)	(17,837)
Right-of-use assets, ending balance	51,492	55,297
Transfers		(609)
Production equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	112,060	156,614
Right-of-use assets, ending balance	122,145	112,060
Production equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	(56,763)	(85,999)
Right-of-use assets, ending balance	(70,653)	(56,763)
Vehicles, furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	46	196
Translation differences	6	(17)
Additions	0	0
Disposals / Consumptions	0	0
Indexation	0	0
Depreciation charge	(50)	(133)
Right-of-use assets, ending balance	2	46
Transfers		0
Vehicles, furniture and fixtures | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	134	355
Right-of-use assets, ending balance	105	134
Vehicles, furniture and fixtures | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	(88)	(159)
Right-of-use assets, ending balance	$ (103)	$ (88)